Assets held for sale and Discontinued operations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets classified as held for sale
Cash and cash equivalents	R$ 5,634,623	R$ 2,678,457	R$ 3,472,845
Trade accounts receivable	3,761,170	3,342,050
Inventories	174,726	194,850
Judicial deposits	634,712	632,458
Other receivables	2,819,255	2,278,293
Contract assets	284,616	220,660
Property, plant and equipment	10,825,421	10,069,468
Intangible assets	11,170,089	10,277,727
Right-of-use asset	252,600	261,380
Assets held for sale	1,462,929
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	927,538	252,789
Accounts payable to suppliers	2,154,430	2,090,022
Taxes due	346,083	303,606
Debentures	1,225,649	1,346,347
Dividend payable	464,147	482,325
Post-employment benefits	85,833	73,814
Lease liability	270,442	273,756	R$ 212,734
Provisions for legal claims	336,000
Other accounts payable	859,456	R$ 601,619
Consolidated One [Member]
Assets classified as held for sale
Cash and cash equivalents	123,791
Trade accounts receivable	82,954
Inventories	5,383
Current recoverable taxes and deferred taxes	117,359
Judicial deposits	102
Other receivables	74,400
Contract assets	44,039
Property, plant and equipment	293,751
Intangible assets	709,661
Right-of-use asset	11,489
Assets held for sale	1,462,929
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	10,154
Accounts payable to suppliers	61,618
Taxes due	51,602
Debentures	284,202
Dividend payable	20,023
Post-employment benefits	9,326
Lease liability	11,573
Provisions for legal claims	27,366
Other accounts payable	57,400
Liabilities associated with assets classified as held for sale	R$ 533,264